INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

15.INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2025	2024

Deferred income tax:
Previously unrecognized tax assets	$3,764	—
Origination of temporary differences	2,656	$211
Prior year over (under) provision	212	25
Income tax recovery	$6,632	$236

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2025	2024

(Loss) Income before taxes – continuing operations	$(223,920)	$(91,826)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery (expense) at combined rate	59,339	24,334

Difference in tax rates	26,460	12,224
Non-deductible amounts	(41,413)	(12,864)
Non-taxable amounts	6,303	2,294
Recognition of previously unrecognized future tax assets	3,764	—
Renunciation of tax attributes-flow through shares	2,086	—
Change in deferred tax assets not recognized	(49,749)	(25,485)
Change in tax rates, legislation	(74)	(112)
Prior year under provision	212	25
Other	(296)	(180)
Income tax recovery	$6,632	$236

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2025	2024

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	266	268
Reclamation obligations	12,380	11,080
Non-capital tax loss carry forwards	2,481	13,806
Capital loss carry forward	14,680	17,738
Other	10,558	10,155
Deferred income tax assets-gross	40,752	53,434
Set-off against deferred income tax liabilities	(40,752)	(53,434)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(859)	$(850)
Property, plant and equipment, net	(25,360)	(35,872)
Investments-equity instruments and uranium	(14,680)	(17,738)
Other	(1,442)	(1,345)
Deferred income tax liabilities-gross	(42,341)	(55,805)
Set-off of deferred income tax assets	40,752	53,434
Deferred income tax liabilities-per balance sheet	$(1,589)	$(2,371)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2025	2024

Balance-January 1	$(2,371)	$(2,607)
Recognized in income	6,632	236
Recognized in other liabilities (flow through shares)	(5,850)	—
Balance- December 31	$(1,589)	$(2,371)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2025	2024

Deferred income tax assets not recognized
Property, plant and equipment	$15,893	$9,323
Embedded Derivatives	19,521	—
Tax losses-capital	43,121	44,381
Tax losses-operating	109,736	86,494
Tax credits	1,719	2,500
Other deductible temporary differences	1,124	1,127
Deferred income tax assets not recognized	$191,114	$143,825

The expiry dates of the Company’s Canadian operating tax losses and tax credits are as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2025	2024

Tax losses-gross	2026-2045	$410,956	$370,207

Tax benefit at tax rate of 26% - 27%		112,217	100,300
Set-off against deferred tax liabilities		(2,481)	(13,805)
Total tax loss assets not recognized		$109,736	$86,495
Tax credits	2026-2037	1,124	1,127
Total tax credit assets not recognized		$1,124	$1,127